 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 1,729,718
      Cost $1,729,718
      Market Value.......      $1,729,718           --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......        --               $    1,087
    Balanced Growth
     Portfolio
      Shares 16,442
      Cost $246,224
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 6,005
      Cost $102,524
      Market Value.......        --                 --
    Dividend Growth
     Portfolio
      Shares 130,515
      Cost $2,606,929
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 17,848
      Cost $317,647
      Market Value.......        --                 --
    Growth Portfolio
      Shares 6,752
      Cost $110,612
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 46,346
      Cost $913,893
      Market Value.......        --                 --
    Global Equity Value
     Portfolio
      Shares 40,370
      Cost $520,724
      Market Value.......        --                 --
    Developing Growth
     Portfolio
      Shares 7,671
      Cost $147,781
      Market Value.......        --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............             105           --
  Receivable from fund
   shares sold...........        --                 --
                           -----------------   ---------------
  Total Assets...........       1,729,823              1,087
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --
  Payable for fund shares
   purchased.............             108           --
                           -----------------   ---------------
  Total Liabilities......             108           --
                           -----------------   ---------------
  Net Assets (variable
   life contract
   liabilities)..........      $1,729,715         $    1,087
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 18
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 1,729,718
      Cost $1,729,718
      Market Value.......      --             --             --             --             --             --             --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......      --             --             --             --             --             --             --
    Balanced Growth
     Portfolio
      Shares 16,442
      Cost $246,224
      Market Value.......   $  269,324        --             --             --             --             --             --
    Utilities Portfolio
      Shares 6,005
      Cost $102,524
      Market Value.......      --          $  112,359        --             --             --             --             --
    Dividend Growth
     Portfolio
      Shares 130,515
      Cost $2,606,929
      Market Value.......      --             --          $2,877,866        --             --             --             --
    Value-Added Market
     Portfolio
      Shares 17,848
      Cost $317,647
      Market Value.......      --             --             --          $  342,509        --             --             --
    Growth Portfolio
      Shares 6,752
      Cost $110,612
      Market Value.......      --             --             --             --          $  123,081        --             --
    American Value
     Portfolio
      Shares 46,346
      Cost $913,893
      Market Value.......      --             --             --             --             --          $1,080,324        --
    Global Equity Value
     Portfolio
      Shares 40,370
      Cost $520,724
      Market Value.......      --             --             --             --             --             --          $  593,041
    Developing Growth
     Portfolio
      Shares 7,671
      Cost $147,781
      Market Value.......      --             --             --             --             --             --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --                  16              2              1              6        --
  Receivable from fund
   shares sold...........      --             --             --             --             --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Assets...........      269,324        112,359      2,877,882        342,511        123,082      1,080,330        593,041
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --             --             --             --             --                   5
  Payable for fund shares
   purchased.............      --             --             --             --             --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Liabilities......      --             --             --             --             --             --                   5
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $  269,324     $  112,359     $2,877,882     $  342,511     $  123,082     $1,080,330     $  593,036
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 1,729,718
      Cost $1,729,718
      Market Value.......      --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......      --
    Balanced Growth
     Portfolio
      Shares 16,442
      Cost $246,224
      Market Value.......      --
    Utilities Portfolio
      Shares 6,005
      Cost $102,524
      Market Value.......      --
    Dividend Growth
     Portfolio
      Shares 130,515
      Cost $2,606,929
      Market Value.......      --
    Value-Added Market
     Portfolio
      Shares 17,848
      Cost $317,647
      Market Value.......      --
    Growth Portfolio
      Shares 6,752
      Cost $110,612
      Market Value.......      --
    American Value
     Portfolio
      Shares 46,346
      Cost $913,893
      Market Value.......      --
    Global Equity Value
     Portfolio
      Shares 40,370
      Cost $520,724
      Market Value.......      --
    Developing Growth
     Portfolio
      Shares 7,671
      Cost $147,781
      Market Value.......   $  159,625
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........      159,625
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......      --
                           ------------
  Net Assets (variable
   life contract
   liabilities)..........   $  159,625
                           ------------
                           ------------

            ---------------------------------------------------- 19
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Emerging Markets
     Portfolio
      Shares 2,711
      Cost $31,522
      Market Value.......    $  21,444        --
    Diversified Income
     Portfolio
      Shares 44,837
      Cost $459,908
      Market Value.......      --          $  445,233
    Mid-Cap Growth
     Portfolio
      Shares 17,061
      Cost $189,578
      Market Value.......      --             --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 3,741
      Cost $39,540
      Market Value.......      --             --
    Mid-Cap Portfolio
      Shares 68
      Cost $1,032
      Market Value.......      --             --
    Emerging Markets Debt
     Fund
      Shares 111
      Cost $1,081
      Market Value.......      --             --
  Investments in Van
   Kampen Funds:
    Strategic Stock Fund
      Shares 87
      Cost $1,000
      Market Value.......      --             --
    Enterprise Fund
      Shares 458
      Cost $8,456
      Market Value.......      --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Receivable from fund
   shares sold...........      --             --
                           ------------   ------------
  Total Assets...........       21,444        445,233
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                   1
  Payable for fund shares
   purchased.............      --             --
                           ------------   ------------
  Total Liabilities......      --                   1
                           ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........    $  21,444     $  445,232
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 20
              ----------------------------------------------------

                             MID-CAP                                      EMERGING
                              GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   ------------   ------------   -------------   ----------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Emerging Markets
     Portfolio
      Shares 2,711
      Cost $31,522
      Market Value.......      --             --             --             --               --                --
    Diversified Income
     Portfolio
      Shares 44,837
      Cost $459,908
      Market Value.......      --             --             --             --               --                --
    Mid-Cap Growth
     Portfolio
      Shares 17,061
      Cost $189,578
      Market Value.......   $  202,346        --             --             --               --                --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 3,741
      Cost $39,540
      Market Value.......      --          $   38,722        --             --               --                --
    Mid-Cap Portfolio
      Shares 68
      Cost $1,032
      Market Value.......      --             --          $    1,006        --               --                --
    Emerging Markets Debt
     Fund
      Shares 111
      Cost $1,081
      Market Value.......      --             --             --           $     679          --                --
  Investments in Van
   Kampen Funds:
    Strategic Stock Fund
      Shares 87
      Cost $1,000
      Market Value.......      --             --             --             --             $    1,033          --
    Enterprise Fund
      Shares 458
      Cost $8,456
      Market Value.......      --             --             --             --               --             $   10,252
  Due from Hartford Life
   and Annuity Insurance
   Company...............            1        --             --             --               --                --
  Receivable from fund
   shares sold...........      --             --             --             --               --                --
                           ------------   ------------   ------------   -------------   ----------------   ------------
  Total Assets...........      202,347         38,722          1,006            679             1,033           10,252
                           ------------   ------------   ------------   -------------   ----------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --             --             --               --                --
  Payable for fund shares
   purchased.............      --             --             --             --               --                --
                           ------------   ------------   ------------   -------------   ----------------   ------------
  Total Liabilities......      --             --             --             --               --                --
                           ------------   ------------   ------------   -------------   ----------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $  202,347     $   38,722     $    1,006      $     679        $    1,033       $   10,252
                           ------------   ------------   ------------   -------------   ----------------   ------------
                           ------------   ------------   ------------   -------------   ----------------   ------------

            ---------------------------------------------------- 21
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS      PRICE       LIABILITY
                                     ------------   -----------   -----------
INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  Money Market Portfolio...........    1,593,267    $  1.085641   $ 1,729,715
  North American Government
   Securities Portfolio............          100      10.866400         1,087
  Balanced Portfolio...............       21,012      12.817596       269,324
  Utilities Portfolio..............        7,465      15.051545       112,359
  Dividend Growth Portfolio........      215,358      13.363243     2,877,882
  Value-Added Market Portfolio.....       26,364      12.991413       342,511
  Growth Portfolio.................        9,467      13.000700       123,082
  American Value Portfolio.........       65,412      16.515884     1,080,330
  Global Equity Portfolio..........       51,498      11.515729       593,036
  Developing Growth Portfolio......       12,160      13.126689       159,625
  Emerging Markets Portfolio.......        3,256       6.586700        21,444
  Diversified Income Portfolio.....       40,167      11.084591       445,232
  Mid-Cap Growth Portfolio.........       16,169      12.514755       202,347
                                                                  -----------
  SUB-TOTAL........................                                 7,957,974
                                                                  -----------
GROUP DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
  High Yield Portfolio.............        3,852      10.053100        38,722
  Mid-Cap Portfolio................          100      10.058200         1,006
  Emerging Markets Debt
   Portfolio.......................          100       6.783341           679
  Strategic Stock Portfolio........          100      10.329000         1,033
  Enterprise Portfolio.............          968      10.596300        10,252
                                                                  -----------
  SUB-TOTAL........................                                    51,692
                                                                  -----------
GRAND TOTAL........................                               $ 8,009,666
                                                                  -----------
                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 22
              ----------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............     $61,978            $47
                           -------------         ---
    Net investment income
     (loss)..............      61,978             47
                           -------------         ---
CAPITAL GAINS INCOME.....      --             --
                           -------------         ---
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 (2)
                           -------------         ---
    Net gain (loss) on
     investments.........      --                 (2)
                           -------------         ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $61,978            $45
                           -------------         ---
                           -------------         ---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $ 5,437        $   759       $ 44,248        $ 2,839        $--           $  5,939       $  8,325
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..............       5,437            759         44,248          2,839         --              5,939          8,325
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL GAINS INCOME.....       4,004            337        100,866          3,121          4,218         72,714          2,380
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         135             36         11,571             57           (855)          (392)       (10,224)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      20,528          9,408        254,099         22,097         11,029        151,290         68,384
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Net gain (loss) on
     investments.........      20,663          9,444        265,670         22,154         10,174        150,898         58,160
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $30,104        $10,540       $410,784        $28,114        $14,392       $229,551       $ 68,865
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............     $   538
                           ------------
    Net investment income
     (loss)..............         538
                           ------------
CAPITAL GAINS INCOME.....         428
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (8,135)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,871
                           ------------
    Net gain (loss) on
     investments.........       1,736
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 2,702
                           ------------
                           ------------

            ---------------------------------------------------- 25
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $    417       $ 36,443
                           ------------   ------------
    Net investment income
     (loss)..............         417         36,443
                           ------------   ------------
CAPITAL GAINS INCOME.....          93            659
                           ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,076)        (3,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (9,164)       (14,655)
                           ------------   ------------
    Net gain (loss) on
     investments.........     (12,240)       (17,985)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(11,730)      $ 19,117
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                             MID-CAP                                        EMERGING
                              GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------   -------------   -------------   -------------   ----------------   -------------
INVESTMENT INCOME:
  Dividends..............     $ 1,252         $2,177           $  2           $  81           --$                $--
                           ------------       ------            ---           -----            -----             ------
    Net investment income
     (loss)..............       1,252          2,177              2              81           --                 --
                           ------------       ------            ---           -----            -----             ------
CAPITAL GAINS INCOME.....       1,772            358             29          --               --                 --
                           ------------       ------            ---           -----            -----             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (6,378)        --             --              --               --                      1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,297           (818)           (26)           (402)              33              1,796
                           ------------       ------            ---           -----            -----             ------
    Net gain (loss) on
     investments.........       1,919           (818)           (26)           (402)              33              1,797
                           ------------       ------            ---           -----            -----             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 4,943         $1,717           $  5           $(321)            $ 33             $1,797
                           ------------       ------            ---           -----            -----             ------
                           ------------       ------            ---           -----            -----             ------

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                              NORTH AMERICAN
                           MONEY MARKET    GOVERMENT SECURITIES
                             PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT         SUB-ACCOUNT
                           -------------   ---------------------
OPERATIONS:
  Net investment income
   (loss)................    $   61,978            $   47
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........       --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                     (2)
                           -------------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        61,978                45
                           -------------           ------
UNIT TRANSACTIONS:
  Purchases..............     4,120,230          --
  Net transfers..........    (2,500,521)         --
  Surrenders for benefit
   payments and fees.....       (28,583)         --
  Loan withdrawals.......      (705,994)         --
  Cost of insurance......       (13,832)         --
                           -------------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       871,300          --
                           -------------           ------
  Total increase
   (decrease) in net
   assets................       933,278                45
NET ASSETS:
  Beginning of period....       796,437             1,042
                           -------------           ------
  End of period..........    $1,729,715            $1,087
                           -------------           ------
                           -------------           ------

 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997

                                              NORTH AMERICAN
                           MONEY MARKET    GOVERMENT SECURITIES
                             PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT         SUB-ACCOUNT
                           -------------   ---------------------
OPERATIONS:
  Net investment income
   (loss)................    $   12,586            $   30
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........       --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                     12
                           -------------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        12,586                42
                           -------------           ------
UNIT TRANSACTIONS:
  Purchases..............     5,462,868             1,000
  Net transfers..........    (3,978,866)         --
  Surrenders for benefit
   payments and fees.....        (4,968)         --
  Loan withdrawals.......      (691,140)         --
  Cost of insurance......        (4,043)         --
                           -------------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       783,851             1,000
                           -------------           ------
  Total increase
   (decrease) in net
   assets ...............       796,437             1,042
NET ASSETS:
  Beginning of period....       --               --
                           -------------           ------
  End of period..........    $  796,437            $1,042
                           -------------           ------
                           -------------           ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 28
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $  5,437       $    759      $   44,248      $  2,839       $ --          $    5,939      $  8,325
  Capital gains income...       4,004            337         100,866         3,121          4,218          72,714         2,380
  Net realized gain
   (loss) on security
   transactions..........         135             36          11,571            57           (855)           (392)      (10,224)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      20,528          9,408         254,099        22,097         11,029         151,290        68,384
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      30,104         10,540         410,784        28,114         14,392         229,551        68,865
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --             --             --             --             --             --             --
  Net transfers..........      80,467         96,911       1,259,474       189,519         29,229         289,585       215,976
  Surrenders for benefit
   payments and fees.....      (3,478)          (617)       (186,767)       (4,266)       (39,946)       (113,881)     (195,324)
  Loan withdrawals.......      (1,939)          (883)       (168,807)         (533)          (504)           (836)       (1,413)
  Cost of insurance......      (1,457)          (279)        (19,772)       (1,660)          (959)         (5,820)       (4,229)
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      73,593         95,132         884,128       183,060        (12,180)        169,048        15,010
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................     103,697        105,672       1,294,912       211,174          2,212         398,599        83,875
NET ASSETS:
  Beginning of period....     165,627          6,687       1,582,970       131,337        120,870         681,731       509,161
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........    $269,324       $112,359      $2,877,882      $342,511       $123,082      $1,080,330      $593,036
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------

                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................    $    538
  Capital gains income...         428
  Net realized gain
   (loss) on security
   transactions..........      (8,135)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,871
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,702
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      38,891
  Surrenders for benefit
   payments and fees.....     (89,310)
  Loan withdrawals.......         (13)
  Cost of insurance......      (1,611)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (52,043)
                           ------------
  Total increase
   (decrease) in net
   assets................     (49,341)
NET ASSETS:
  Beginning of period....     208,966
                           ------------
  End of period..........    $159,625
                           ------------
                           ------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $    238       $     21      $    3,650      $    185       $     32      $      318      $    257
  Capital gains income...           3              4              37             2              5              22             2
  Net realized gain
   (loss) on security
   transactions..........           2         --                   4            (1)            (3)              5             5
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,572            427          16,838         2,765          1,440          15,141         3,933
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,815            452          20,529         2,951          1,474          15,486         4,197
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       1,000          1,000           1,000         1,000          1,000           1,000         1,000
  Net transfers..........     162,221          5,243       1,566,768       127,593        118,955         667,750       506,969
  Surrenders for benefit
   payments and fees.....        (294)            (3)         (3,663)         (101)          (397)         (1,813)       (2,610)
  Loan withdrawals.......      --             --                  (2)       --                 (1)             (2)           (1)
  Cost of insurance......        (115)            (5)         (1,662)         (106)          (161)           (690)         (394)
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     162,812          6,235       1,562,441       128,386        119,396         666,245       504,964
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets ...............     165,627          6,687       1,582,970       131,337        120,870         681,731       509,161
NET ASSETS:
  Beginning of period....      --             --             --             --             --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........    $165,627       $  6,687      $1,582,970      $131,337       $120,870      $  681,731      $509,161
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------

                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................    $     10
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         160
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,973
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,143
                           ------------
UNIT TRANSACTIONS:
  Purchases..............       1,000
  Net transfers..........     206,516
  Surrenders for benefit
   payments and fees.....        (526)
  Loan withdrawals.......          (1)
  Cost of insurance......        (166)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     206,823
                           ------------
  Total increase
   (decrease) in net
   assets ...............     208,966
NET ASSETS:
  Beginning of period....      --
                           ------------
  End of period..........    $208,966
                           ------------
                           ------------

            ---------------------------------------------------- 29
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $   417       $  36,443
  Capital gains income...          93             659
  Net realized gain
   (loss) on security
   transactions..........      (3,076)         (3,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (9,164)        (14,655)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (11,730)         19,117
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........       7,343         102,041
  Surrenders for benefit
   payments and fees.....     (10,978)       (126,211)
  Loan withdrawals.......      --              (1,348)
  Cost of insurance......        (204)         (3,354)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,839)        (28,872)
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................     (15,569)         (9,755)
NET ASSETS:
  Beginning of period....      37,013         454,987
                           ------------   ------------
  End of period..........     $21,444       $ 445,232
                           ------------   ------------
                           ------------   ------------

  *  From inception, April 1, 1998, to December 31, 1998.

 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997

                                       EMERGING     DIVERSIFIED
                                       MARKETS         INCOME
                                      PORTFOLIO      PORTFOLIO
                                     SUB-ACCOUNT    SUB-ACCOUNT
                                     ------------   ------------
OPERATIONS:
  Net investment income (loss).....     $     3       $  4,938
  Capital gains income.............      --                  2
  Net realized gain (loss) on
   security transactions...........          (1)            15
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............        (914)           (20)
                                     ------------   ------------
  Net increase (decrease) in net
   assets resulting from
   operations......................        (912)         4,935
                                     ------------   ------------
UNIT TRANSACTIONS:
  Purchases........................       1,000          1,000
  Net transfers....................      37,031        451,162
  Surrenders for benefit payments
   and fees........................         (76)        (1,494)
  Loan withdrawals.................      --             --
  Cost of insurance................         (30)          (616)
                                     ------------   ------------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................      37,925        450,052
                                     ------------   ------------
  Total increase (decrease) in net
   assets..........................      37,013        454,987
NET ASSETS:
  Beginning of period..............      --             --
                                     ------------   ------------
  End of period....................     $37,013       $454,987
                                     ------------   ------------
                                     ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                             MID-CAP                                        EMERGING
                              GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------   -------------   -------------   -------------   ----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $  1,252        $ 2,177          $    2          $   81          -$-               $--
  Capital gains income...       1,772            358              29          --              --                 --
  Net realized gain
   (loss) on security
   transactions..........      (6,378)        --              --              --              --                      1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,297           (818)            (26)           (402)              33             1,796
                           ------------   -------------       ------          ------           ------        -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,943          1,717               5            (321)              33             1,797
                           ------------   -------------       ------          ------           ------        -------------
UNIT TRANSACTIONS:
  Purchases..............      --              1,000           1,001           1,000            1,000             1,000
  Net transfers..........     147,383         36,207          --              --              --                  7,500
  Surrenders for benefit
   payments and fees.....     (82,257)          (146)         --              --              --                    (43)
  Loan withdrawals.......        (448)        --              --              --              --                 --
  Cost of insurance......      (1,305)           (56)         --              --              --                     (2)
                           ------------   -------------       ------          ------           ------        -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      63,373         37,005           1,001           1,000            1,000             8,455
                           ------------   -------------       ------          ------           ------        -------------
  Total increase
   (decrease) in net
   assets................      68,316         38,722           1,006             679            1,033            10,252
NET ASSETS:
  Beginning of period....     134,031         --              --              --              --                 --
                           ------------   -------------       ------          ------           ------        -------------
  End of period..........    $202,347        $38,722          $1,006          $  679           $1,033           $10,252
                           ------------   -------------       ------          ------           ------        -------------
                           ------------   -------------       ------          ------           ------        -------------

                                       MID-CAP
                                        GROWTH
                                      PORTFOLIO
                                     SUB-ACCOUNT
                                     ------------
OPERATIONS:
  Net investment income (loss).....    $     76
  Capital gains income.............      --
  Net realized gain (loss) on
   security transactions...........      --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............       4,470
                                     ------------
  Net increase (decrease) in net
   assets resulting from
   operations......................       4,546
                                     ------------
UNIT TRANSACTIONS:
  Purchases........................       1,000
  Net transfers....................     128,658
  Surrenders for benefit payments
   and fees........................        (123)
  Loan withdrawals.................      --
  Cost of insurance................         (50)
                                     ------------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     129,485
                                     ------------
  Total increase (decrease) in net
   assets..........................     134,031
NET ASSETS:
  Beginning of period..............      --
                                     ------------
  End of period....................    $134,031
                                     ------------
                                     ------------

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Series, Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality cost. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 32 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT FIVE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life & Annuity Insurance Company Separate Account Five (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 33 ______________________________________